REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Revenue

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Educational programs (a)	835,065	1,097,619	1,324,654	190,274
Franchise revenues (b)	100,013	125,341	156,509	22,481
Others	34,197	48,928	48,284	6,936
	969,275	1,271,888	1,529,447	219,691

(a)
To consistent with its management reporting framework, starting from the first quarter of 2019, revenues from educational programs include revenues generated by The Edge, which was previously reported in the Others line item (Note 2). Revenues from educational programs in previous years have been adjusted for consistency and comparability.

(b)
Initial franchise fees amounted to RMB23,302, RMB19,904 and RMB20,569 (US$2,955), and recurring franchise fees amounted to RMB76,711, RMB105,310 and RMB135,940 (US$19,526) for the years ended December 31, 2017, 2018 and 2019, respectively.

Schedule of Information about Contract Assets and Liabilities from Contracts with Customers
The following table provides information about contract assets and liabilities from contracts with customers:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Cost to obtain contract with customers-current	551	1,091	157
Cost to obtain contract with customers-non current	1,274	3,026	435
Contract liabilities-current	959,363	702,737	100,942
Contract liabilities-non current	36,037	39,397	5,659